Prepayments and Others and Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other receivables from advertisers		¥ 571,900	$ 83,178	¥ 391,041
Receivable from third-party payment platform		121,285	17,640	65,765
Advances to suppliers		73,554	10,698	15,330
VAT prepayments		69,689	10,136	159,199
Receivable from equity transferees		61,345	8,922	167,185
Convertible loan to third parties	[1]	40,428	5,880	22,000
Prepaid expenses		32,617	4,744	22,484
Inventory		12,212	1,776	26,761
Others		81,684	11,879	48,478
Total		¥ 1,064,714	$ 154,853	¥ 918,243

[1]	Between 2017 and 2018, the Group made a convertible loan of RMB66,000 (US$9,599) to a third-party retail company. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, Consolidation, the third-party retail company is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2018, RMB58,000 (US$8,436) of the convertible loan has been impaired and the Group's maximum exposure to loss as a result of the impairment was RMB8,000 (US$1,163), which also equals to the carrying amount of the convertible loan to a third party. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the third-party retail company that most significantly impact its economic performance.